OCCUPATIONAL HEALTHCARE OBLIGATION (Details) - ZAR (R) R in Millions				12 Months Ended
	Dec. 19, 2019	Jul. 26, 2019	May 03, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Take-up rate (as a percent)				60.00%
Total settlement amount	R 1,372.0	R 5,000.0	R 5,000.0
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year				R 1,282.1	R 1,274.1	R 1,153.3
Balance at the end of the year				1,194.6	1,282.1	1,274.1
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation				1,194.6	1,282.1	1,274.1	R 1,194.6	R 1,282.1	R 1,274.1
Current portion of occupational healthcare obligation							(156.9)	(148.7)	(109.9)
Non-current portion of occupational healthcare obligation							R 1,037.7	R 1,133.4	R 1,164.2
Occupational Healthcare provision
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections							6.65%	8.25%	8.83%
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year				1,282.1	1,274.1
Interest charge				96.3	115.5	105.4
Change in estimate charge to profit or loss				52.3	(39.6)	15.4
Payments made				(236.1)	(67.9)
Balance at the end of the year				1,194.6	1,282.1	1,274.1
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation				R 1,194.6	R 1,282.1	R 1,274.1	R 1,194.6	R 1,282.1	R 1,274.1